Large-Cap Companies – 85.62%

Mid-Cap Companies – 11.68%

Money Market Securities – 1.22%

Other assets in excess of liabilities – 1.48%

See accompanying notes which are an integral part of these financial statements.

See accompanying notes which are an integral part of these financial statements.

See accompanying notes which are an integral part of these financial statements.

See accompanying notes which are an integral part of these financial statements.

See accompanying notes which are an integral part of these financial statements.

See accompanying notes which are an integral part of these financial statements.

See accompanying notes which are an integral part of these financial statements.

See accompanying notes which are an integral part of these financial statements.

See accompanying notes which are an integral part of these financial statements.

See accompanying notes which are an integral part of these financial statements.

See accompanying notes which are an integral part of these financial statements.

See accompanying notes which are an integral part of these financial statements.

See accompanying notes which are an integral part of these financial statements.

See accompanying notes which are an integral part of these financial statements.

See accompanying notes which are an integral part of these financial statements.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21237

Unified Series Trust
(Exact name of registrant as specified in charter)

431 North Pennsylvania St. 46204
(Address of principal executive offices) (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end: 08/31

Date of reporting period: 08/31/05

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

StoneRidge Funds

Annual Report

August 31, 2005

Fund Advisor:

StoneRidge Investment Partners, LLC
7 Great Valley Parkway
Suite 290
Malvern, PA 19355

Toll Free: (800) 441-6978

September 7, 2005

Dear Fellow Shareholders:

The past year was a positive one for the financial markets. The stock market performed very well, especially given the concerns confronting investors, including rising energy prices, the Federal Reserve increasing interest rates, and the unsettled international arena. Investors remained focused on the continued growth of the economy and the corresponding increase in corporate profits.

Going forward, we believe the stock market should benefit from a still growing economy with moderate overall inflation and a likely end to the Federal Reserve's interest rate increases in the not to distant future, but it will probably have to continue climbing a wall of worry, especially with regard to energy prices. Volatility will likely occur as news flow alternates between negatives (such as energy prices) and positives (such as corporate profits).

Within this expected environment, we believe that investors will be rewarded by investing in equities with positive fundamental prospects and attractive valuations. Our search for such equities utilizes a screening process to help identify the best apparent opportunities combined with fundamental analysis performed by our team of sector specialists to help pinpoint the very best opportunities for our portfolios.

We thank you very much for your continued trust and confidence in the StoneRidge Funds and we will do everything we can to continue to earn that trust and confidence.

Sincerely,

Joseph E. Stocke
Managing Director
StoneRidge Investment Partners, LLC
Investment Advisor to the StoneRidge Funds

Investors should consider the investment objectives, risks, charges and expenses of the fund carefully before investing. The prospectus contains this and other information about the Fund and may be obtained by calling 1-800-441-6978. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.,
431 North Pennsylvania Street
Indianapolis, IN 46204

Member NASD, SIPC.

StoneRidge Equity Fund

The StoneRidge Equity Fund finished slightly ahead of its benchmark, the Standard & Poor's 500, for the just completed fiscal year. The stock market was led higher by the Energy sector due to the substantial rise in energy prices, while the Financial sector lagged due to the Federal Reserve's interest rate increases. The Equity Fund benefited from outperformance in the Consumer Staples and Consumer Discretionary sectors, but was hurt by an underweighting and underperformance in the Energy sector.

Some of the significant positive contributors included Altria (formerly Philip Morris), which has benefited from a lessening of tobacco litigation concerns, making a split-up of the company into its food and tobacco businesses more likely; Avon Products, which performed very well while held by the Fund due to expectations for strong growth in emerging markets; JC Penney, which has benefited from a revitalization of its store operations; and PacifiCare Health Systems, which benefited from a strong improvement in its commercial HMO operation and a subsequent agreement to be acquired by UnitedHealth.

Some of the significant negative contributors included Boston Scientific, which was hurt by problems with its recently approved drug-coated stent; Investors Financial Services, which was hurt by a lower net interest margin due to a flatter interest rate yield curve and slower growth for its fee-based services; Family Dollar, which has been hurt by energy cost pressures on its customers and some operational and merchandising miscues; and Sanmina, which was hurt by weaker than expected demand for personal computer components.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. The returns shown are net of all recurring expenses. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-441-6978.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The S&P Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the S&P 500 Index; however, an individual can invest in ETF's or other investment vehicles that attempt to track the performance of a benchmark index. The Fund is distributed by Unified Financial Securities, Inc., member NASD.

Comparison of the Growth of $10,000 Investment in the Stone Ridge Equity Fund and S&P 500 Index



Stoneridge Equity Fund ($9,537)
S&P 500 Index ($10,416)
Inception Date
10/01/1999
14,500.00
13,500.00
12,500.00
11,500.00
10,500.00
9,500.00
8,500.00
7,500.00
6,500.00
5,500.00
Value
Aug-99
Feb-00
Aug-00
Feb-01
Aug-01
Feb-02
Aug-02
Feb-03
Aug-03
Feb-04
Aug-04
Feb-05
Aug-05
Date

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on October 1, 1999 (inception of the Fund) and held through August 31, 2005. The S&P 500 Index is a widely recognized unmanaged index of common stock prices. The Index returns do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. Current performance may be lower or higher than the performance data quoted. For more information on the Stoneridge Equity Fund, and to obtain performance data current to the most recent month end, please call 1-800-441-6978. Investing in the Fund involves certain risks that are discussed in the Fund' s prospectus. Please read the prospectus carefully before you invest or send money.

StoneRidge Small Cap Growth Fund

The StoneRidge Small Cap Growth Fund lagged slightly behind its benchmark, the Russell 2000 Growth Index, for the just completed fiscal year. Small Cap Growth stocks were led higher by the Energy sector due to rising energy prices, while the Financial sector lagged due to the Federal Reserve's interest rate increases. The Small Cap Growth Fund benefited from outperformance in the Technology sector, but was hurt by underperformance in the Materials sector, as well as by an underweighting in the Energy sector.

Some of the significant positive contributors included O2 Micro, which is benefiting from strong demand for its LCD television components; FormFactor, which has benefited from good demand for wafer probe cards used to test semiconductors; Arris Group, which is benefiting from strong growth for its voice over internet protocol solutions; NETGEAR, which is seeing continued strong demand for networking solutions geared towards the consumer and small business market; Avid Technology, which is experiencing strong demand for digital media products, as the conversion from analog to digital continues throughout all media; Hyperion Solutions, which is benefiting from the growing need for effective business performance management software; Allscripts Healthcare Solutions, which is benefiting from the movement towards digital prescriptions; Per-Se Technologies, which is seeing growing demand for payment management solutions for doctors; Durect, which has continued to move several attractive products through its pipeline, utilizing various of its drug delivery technologies; NeoPharm, which is concluding the testing of its drug to treat brain cancer; Resources Connection, which has seen good growth for business consulting services; BE Aerospace, which has seen good demand for its aircraft cabin interior products, particularly for aftermarket retrofits; National Oilwell, which is experiencing strong demand for its oil drilling and production equipment; Smedvig, which is also experiencing strong demand for its offshore contract drilling services; Jos. A. Bank Clothiers, which is benefiting from renewed demand for men's upscale clothing; and Affiliated Managers Group, which continues to find success with its incentive-based structure for investment management operations.

Some of the significant negative contributors included Diversa, which experienced a slow ramp for its recently launched enzyme products and a delay with its initial pharmaceutical product to treat fungal infections; Alliance Gaming, which has encountered weaker than expected demand for its slot machine products due to stronger competition and slower end market demand growth; Image Entertainment, which was hurt by weaker demand for its DVD entertainment products; Majesco Entertainment, which experienced weaker than expected demand for its video games; Nara Bancorp, which experienced problems with its accounting and was unable to file its financial statements on a timely basis; and Spectrum Brands, which experienced weaker than expected demand for its Rayovac batteries, especially in Europe.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Returns shown are net of all recurring expenses. Current performance of the Fund may be lower or higher than the performance quoted. The Fund's investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-441-6978.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Russell 2000 Growth Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 2000 Growth Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund's portfolio. Individuals cannot invest directly in the Index, however, an individual can invest in ETF's or other investment vehicles that attempt to track the performance of a benchmark index. The Fund is distributed by Unified Financial Securities, Inc., member NASD.



Comparison of the Growth of $10,0000 Investment in the StoneRidge Small Cap Growth Fund and Russell 2000 Growth Index
17,500.00
15,500.00
13,500.00
11,500.00
9,500.00
7,500.00
5,500.00
Value
Stoneridge Small Cap Growth Fund ($11,410)
Russell 2000 Growth Index ($11,428)
Inception Date 10/01/1999
Aug-99
Feb-00
Aug-00
Feb-01
Aug-01
Feb-02
Aug-02
Feb-03
Aug-03
Feb-04
Aug-04
Feb-05
Aug-05
Date

This graph shows the value of a hypothetical initial investment of $10,000 in the Fund and the Russell 2000 Growth Index on October 1, 1999 (inception of the Fund) and held through August 31, 2005. The Russell 2000 Growth Index is a widely recognized unmanaged index of common stock prices. The Index returns do not reflect expenses, which have been deducted from the Fund's return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUNDS RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT PREDICT FUTURE RESULTS. Investment returns and principal values will fluctuate so that our shares, when redeemed, may be worth more or less than their original purchase price. Current performance may be lower or higher than the performance data quoted. For more information on the Stoneridge Small Cap Growth Fund, and to obtain performance data current to the most recent month end, please call 1-800-441-6978. Investing in the Fund involves certain risks that are discussed in the Fund s prospectus. Please read the prospectus carefully before you invest or send money.

Fund Holdings – (Unaudited)



StoneRidge Equity Fund Holdings as of August 31, 2005 1
Large-Cap Companies2 85.62%
Mid-Cap Companies3 11.68%
Money Market Securities 1.22%
Other assets in excess of liabilities 1.48%
100.00%
80.00%
60.00%
40.00%
20.00%
0.00%

[1]As a percent of net assets.

[2]U.S. Companies with market capitalizations above $7 billion.

[3]U.S. Companies with market capitalizations above $2 billion and below $7 billion.

The Equity Fund invests primarily in common stocks of medium and large capitalization U.S. companies. Medium capitalization companies include those with market capitalizations between $2 billion and $7 billion, and large capitalization companies include those with market capitalizations above $7 billion.



StoneRidge Small Cap Growth Fund Holdings as of August 31, 2005[1]
100.00%
80.00%
60.00%
40.00%
20.00%
0.00%
Small-Cap Companies 88.53%[2]
Other Companies[3] 10.95%
Money Market Securities 0.90%
Liabilities in excess of other assets (0.38)%

Availability of Portfolio Schedule – (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q, which is available on the Commission's web site at www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Funds' Expenses – (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Stoneridge Equity Fund	Beginning Account Value March 1, 2005	Ending Account Value August 31, 2005	Expenses Paid During Period March 1, 2005 through August 31, 2005*
Actual	$1,000.00	$1,001.66	$4.60
Hypothetical (5% return before (expenses)	$1,000.00	$1,020.61	$4.64

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Stoneridge Small Cap Fund	Beginning Account Value March 1, 2005	Ending Account Value August 31, 2005	Expenses Paid During Period March 1, 2005 through August 31, 2005*
Actual	$1,000.00	$1,037.34	$6.42
Hypothetical (5% return before (expenses)	$1,000.00	$1,018.90	$6.36

* Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

StoneRidge Funds
StoneRidge Equity Fund
Schedule of Investments
August 31, 2005

Common Stocks - 97.30%	**Shares**	**Value**
Aircraft Engines & Engine Parts - 1.47%		
United Technologies Corp.	900	$ 45,000
Agents, Brokers & Services - 1.67%		
Hartford Financial Services Group, Inc.	700	51,135
Biological Products - 1.72%		
Amgen, Inc. (a)	400	31,960
Invitrogen Corp. (a)	245	20,759
		52,719
Bottled & Canned Soft Drinks & Carbonated Waters - 0.97%		
Coca Cola Co.	675	29,700
Cable & Other Pay Television Services - 1.05%		
Viacom, Inc.	950	32,290
Computer Communication Equipment - 2.20%		
Cisco Systems, Inc. (a)	3,825	67,396
Computer Storage Devices - 1.66%		
EMC Corp. (a)	3,950	50,797
Converted Paper & Paperboard Products - 3.57%		
3M Company	575	40,911
Kimberly-Clark Corp.	1,100	68,552
		109,463
Crude Petroleum & Natural Gas - 1.58%		
Apache Corp.	675	48,343
Diversified - 0.94%		
Honeywell International, Inc.	750	28,710
Drilling Oil & Gas Wells - 0.80%		
Patterson Energy, Inc.	725	24,664
Electric & Other Services Combined - 1.67%		
Exelon Corp.	950	51,195
Electric Services - 1.11%		
TXU Corp.	350	33,957
Electronic & Other Electrical Equipment - 3.15%		
General Electric Co.	2,875	96,629

Common Stocks - 97.30% - continued	**Shares**	**Value**
Farm Machinery & Equipment - 0.90%		
Deere & Co.	425	$ 27,786
Finance Services - 1.16%		
Morgan Stanley, Dean Witter & Co.	700	35,609
Fire, Marine & Casualty Insurance - 4.33%		
American International Group, Inc.	1,550	91,760
St. Paul Travelers Companies, Inc.	958	41,204
		132,964
Food & Kindred Products - 2.60%		
Altria Group, Inc.	900	63,630
Unilever PLC. (b)	400	16,256
		79,886
Guided Missiles & Space Vehicles & Parts - 0.89%		
Rockwell International Corp.	525	27,321
Hospital & Medical Service Plans - 2.03%		
PacifiCare Health Systems, Inc. (a)	375	28,267
Wellpoint, Inc. (a)	460	34,155
		62,422
Hotels & Motels - 1.53%		
Hilton Hotels Corp.	1,725	39,968
Las Vegas Sands Corp. (a)	200	7,058
		47,026
Laboratory Analytical Instruments - 1.47%		
PerkinElmer, Inc.	2,175	45,023
Land Subdividers & Developers - 0.49%		
Pulte Homes, Inc.	175	15,085
Life Insurance - 1.00%		
Nationwide Financial Services, Inc. - Class A	800	30,848
Metal Mining - 0.76%		
Freeport McMoran Copper & Gold, Inc.	550	23,194
Miscellaneous Manufacturing Industries - 0.41%		
International Game Technology	450	12,474
National Commercial Banks - 5.43%		
Bank of America Corp.	1,708	73,495
Citigroup, Inc.	2,125	93,011
		166,506
Oil & Gas Field Machinery & Equipment - 1.10%		
National-Oilwell Varco, Inc. (a)	525	33,710
Operative Builders - 0.27%		
Centex Corp.	125	8,469
Perfumes, Cosmetics & Other Toilet Preparations - 0.51%		
Avon Products, Inc.	475	15,589

StoneRidge Funds
StoneRidge Equity Fund
Schedule of Investments - continued
August 31, 2005

Common Stocks - 97.30%- continued	Shares	Value
Petroleum Refining - 5.47%		
Conocophillips	750	$ 49,455
Exxon Mobil Corp.	1,975	118,302
		167,757
Pharmaceutical Preparations - 4.30%		
Pfizer, Inc.	1,832	46,661
Teva Pharmaceutical (b)	1,180	38,279
Wyeth	1,025	46,935
		131,875
Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 1.41%		
Dow Chemicals Co.	1,000	43,200
Radio Broadcasting Stations - 0.59%		
Sirius Satellite Radio, Inc. (a)	2,650	18,232
Refuse Systems - 0.71%		
Waste Management, Inc.	800	21,944
Retail - Department Stores - 0.59%		
J C Penney Corp, Inc.	375	18,236
Retail - Drug Stores & Proprietary Stores - 1.03%		
Caremark Rx, Inc. (a)	675	31,543
Retail - Eating Places - 0.24%		
McDonald's Corp.	225	7,301
Retail - Family Clothing Stores - 1.19%		
TJX Companies, Inc	1,750	36,593
Retail - Lumber & Other Building Materials Dealers - 0.92%		
Home Depot, Inc.	180	7,258
Lowes Companies, Inc.	325	20,901
		28,159
Retail - Variety Stores - 2.18%		
Family Dollar Stores, Inc.	1,100	21,868
Wal-Mart Stores, Inc.	1,000	44,960
		66,828
Rolling, Drawing & Extruding of Nonferrous Metals - 0.46%		
Alcoa, Inc.	525	14,065
Savings Institutions, Federally Chartered - 0.49%		
Sovereign Bancorp, Inc.	650	15,158
Savings Institutions, Not Federally Chartered - 0.71%		
Washington Mutual, Inc.	525	21,830

StoneRidge Funds
StoneRidge Equity Fund
Schedule of Investments - continued
August 31, 2005

Common Stocks - 97.30%- continued	Shares	Value
Security Brokers, Dealers & Flotation Companies - 3.37%		
Lehman Brothers Holdings, Inc.	980	$ 103,547
Semiconductors & Related Devices - 4.63%		
Maxim Integrated Products, Inc.	1,150	49,048
Microchip Technology, Inc.	1,950	60,684
Micron Technology, Inc. (a)	2,725	32,455
		142,187
Services - Advertising Agencies - 0.52%		
Lamar Advertising Co. - Class A (a)	400	16,088
Services - Auto Rental & Leasing - 1.00%		
Ryder System, Inc.	875	30,704
Services - Computer Processing & Data Preparation - 0.50%		
Webmd Corp. (a)	1,400	15,344
Services - Engineering, Accounting, Research, Management - 0.75%		
Paychex, Inc.	675	23,038
Services - Miscellaneous Amusement & Recreation - 1.66%		
Walt Disney Co.	2,025	51,010
Services - Motion Picture & Video Tape Production - 0.73%		
Time Warner, Inc.	1,250	22,400
Services - Prepackaged Software - 3.19%		
Microsoft Corp.	3,575	97,955
State Commercial Banks - 2.94%		
Bank of New York Co., Inc.	1,050	32,098
North Fork Bancorporation, Inc.	2,112	58,059
		90,157
Surety Insurance - 1.27%		
MBIA, Inc.	675	39,130
Surgical & Medical Instruments & Apparatus - 1.93%		
Boston Scientific Corp. (a)	2,200	59,136
Telephone Communications - 3.20%		
Verizon Communications, Inc.	3,000	98,130
Television Broadcasting Stations - 1.56%		
Univision Communications, Inc. (a)	1,780	47,882
Trucking - 0.53%		
Hunt (JB) Transport Services, Inc.	900	16,263

Common Stocks - 97.30% - continued	Shares	Value
Wholesale - Drugs, Proprietaries & Druggists' Sundries - 0.79%		
AmerisourceBergen Corp.	325	$ 24,268
TOTAL COMMON STOCKS (Cost $2,772,487)		2,985,870
Money Market Securities - 1.22%		
Huntington Money Market Fund - Investment Shares, 2.40% (c)	37,403	37,403
TOTAL MONEY MARKET SECURITIES (Cost $37,403)		37,403
TOTAL INVESTMENTS (Cost $2,809,890) - 98.52%		$ 3,023,273
Other assets in excess of liabilities - 1.48%		45,374
TOTAL NET ASSETS - 100.00%		$ 3,068,647

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable rate security; the coupon rate shown represents the rate at August 31, 2005.

StoneRidge Funds
StoneRidge Small Cap Growth Fund
Schedule of Investments
August 31, 2005

Common Stocks - 99.48%	Shares	Value
Air Conditioning, Heating, Cooling & Refrigeration Equipment - 1.44%		
Engineered Support Systems, Inc.	12,825	$ 437,333
Arrangement Of Transportation Of Freight & Cargo - 1.98%		
EGL, Inc. (a)	7,100	178,139
Pacer International, Inc.	16,200	425,088
		603,227
Ball & Roller Bearings - 0.50%		
NN, Inc.	12,450	152,264
Biological Products - 2.81%		
NeoPharm, Inc. (a)	58,046	780,719
Vical, Inc. (a)	15,450	73,542
		854,261
Computer Storage Devices - 0.64%		
Maxtor Corp. (a)	40,200	195,372
Communications Equipment - 0.56%		
Applied Signal Technology, Inc.	9,000	171,810
Concrete Products - 0.57%		
U.S. Concrete, Inc. (a)	23,400	172,692
Construction - Special Trade Contractors - 1.34%		
Chicago Bridge & Iron Co. (b)	13,140	407,603
Crude Petroleum & Natural Gas - 2.01%		
Comstock Resources, Inc. (a)	10,700	311,370
Exploration Co Of Delaware, Inc. (a)	12,780	53,165
Petrohawk Energy Corp. (a)	21,225	248,333
		612,868
Drilling Oil & Gas Wells - 2.03%		
Smedvig ASA (b)	15,445	290,366
Todco (a)	9,450	328,104
		618,470
Electronic Components - 2.91%		
Advanced Energy Industries, Inc. (a)	31,400	374,288
Silicon Image, Inc. (a)	49,550	511,852
		886,140
Electronic Computers - 1.64%		
Omnicell, Inc. (a)	55,200	499,560
Fire, Marine & Casualty Insurance - 0.84%		
Aspen Insurance Holdings Ltd.	9,420	255,753
Footware - 0.27%		
Rocky Shoes & Boots, Inc. (a)	2,750	82,855
In Vitro & In Vivo Diagnostic Substances - 0.55%		
Nuvelo, Inc. (a)	17,860	167,527
Insurance Agents Brokers & Services - 0.53%		
Hub International LTD.	7,350	161,994
Investment Advice - 2.90%		
Affiliated Managers Group (a)	12,150	882,211
Laboratory Apparatus & Furniture - 1.35%		
ThermoGenesis Corp. (a)	75,700	409,537

StoneRidge Funds
StoneRidge Small Cap Growth Fund
Schedule of Investments - Continued
August 31, 2005

Common Stocks - 99.48% - continued	Shares	Value
Life Insurance - 0.24%		
KMG America Corp. (a)	8,190	$ 73,137
Men's & Boys' Furnishings, Work Clothing, & Allied Garments - 1.03%		
Ellis (Perry) International, Inc. (a)	6,190	162,487
Quiksilver, Inc. (a)	10,000	152,500
		314,987
Miscellaneous Electrical Machinery, Equipment & Supplies - 1.14%		
Spectrum Brands, Inc. (a)	12,350	347,653
Miscellaneous Primary Metal Products - 0.22%		
Nanophase Technologies Corp. (a)	10,800	66,636
Motor Vehicle Parts & Accessories - 0.94%		
Clarcor, Inc.	10,135	286,820
National Commercial Banks - 1.81%		
Cardinal Financial Corp. (a)	18,900	188,811
Nara Bancorp, Inc.	26,100	363,573
		552,384
Oil & Gas Field Machinery & Equipment - 1.72%		
Superior Energy Services, Inc. (a)	15,500	339,760
Tesco Corp. (a)	13,805	184,711
		524,471
Operative Builders - 3.09%		
Beazer Homes USA, Inc.	5,900	368,396
Comstock Homebuilding Companies, Inc. (a)	20,875	444,637
Orleans Homebuilders, Inc.	2,250	51,007
WCI Communities, Inc. (a)	2,500	75,425
		939,465
Perfumes, Cosmetics & Other Toilet Preparations - 1.10%		
Elizabeth Arden, Inc. (a)	11,315	251,419
Parlux Fragrances, Inc. (a)	2,650	83,131
		334,550
Personal Credit Institutions - 0.80%		
Advanta Corp.	8,425	243,061
Pharmaceutical Preparations - 8.57%		
Andrx Corp. (a)	8,795	159,453
Bioenvision, Inc. (a)	50,570	450,579
Durect Corp. (a)	112,810	671,219
Hollis Eden Pharmaceuticals Inc. (a)	18,870	150,960
MGI Pharma, Inc. (a)	25,500	687,480
NBTY, Inc. (a)	14,150	309,743
Telik, Inc. (a)	11,800	180,540
		2,609,974
Plastic Products - 0.11%		
Quixote Corp.	1,400	32,214
Printed Circuit Boards - 1.30%		
Multi Fineline Electronix, Inc. (a)	15,450	394,748

StoneRidge Funds
StoneRidge Small Cap Growth Fund
Schedule of Investments - Continued
August 31, 2005

Common Stocks - 99.48% - continued	Shares	Value
Radio & TV Broadcasting & Communications Equipment - 4.73%		
Arris Group, Inc. (a)	24,700	$ 259,103
Powerwave Technologies, Inc. (a)	41,900	439,112
SafeNet, Inc. (a)	13,975	447,200
Tekelec Corp. (a)	14,950	294,664
		1,440,079
Retail - Apparel & Accessory Stores - 0.50%		
Jos A Bank Clothiers, Inc. (a)	3,850	152,268
Retail - Auto & Home Supply Stores - 0.51%		
Marinemax, Inc. (a)	5,450	154,834
Retail - Restaurants - 1.62%		
CKE Restaurants, Inc.	28,250	330,525
Red Robin Gourmet Burgers, Inc. (a)	3,400	163,472
		493,997
Retail - Shoe Stores - 0.49%		
Finish Line, Inc.	10,400	149,968
Retail - Variety Stores - 0.93%		
Freds, Inc.	20,155	282,372
Savings Institution - 0.27%		
BFC Financial Corp (a)	10,620	80,924
Secondary Smelting & Refining of Nonferrous Metals - 0.39%		
Aleris International, Inc. (a)	5,025	119,042
Semiconductors & Related Devices - 3.68%		
O2Micro International Limited (a)	46,295	774,515
Skyworks Solution, Inc. (a)	45,950	346,463
		1,120,978
Services - Advertising Agencies - 0.64%		
24/7 Real Media, Inc. (a)	26,190	144,045
MDC Partners, Inc. (a) (b)	6,950	50,665
		194,710
Services - Allied To Motion Picture Production - 0.45%		
Image Entertainment, Inc. (a)	50,275	135,743
Services - Auto Rental & Leasing - 0.66%		
Ryder System, Inc.	5,700	200,013
Services - Business Services - 3.38%		
Akamai Technologies, Inc. (a)	58,850	814,484
Peoplesupport, Inc. (a)	25,235	212,731
		1,027,215

Common Stocks - 99.48% - continued	**Shares**	**Value**
Services - Commercial Physical & Biological Research - 1.12%		
Diversa Corp. (a)	71,515	$ 340,411
Services-Computer Integrated Systems Design - 2.70%		
Merge Technologies, Inc. (a)	24,935	465,038
Sonic Solutions (a)	18,050	356,668
		821,706
Services - Computer Processing & Data Preparation - 1.41%		
Per-Se Technologies, Inc. (a)	22,325	430,426
Services - Computer Programming Services - 3.47%		
Novatel Wireless, Inc. (a)	22,905	276,463
Synaptics, Inc. (a)	16,707	275,666
Wind River Systems, Inc. (a)	38,350	503,919
		1,056,048
Services - Equipment Rental & Leasing - 1.41%		
United Rentals, Inc. (a)	23,700	427,785
Services - Home Health Care Services - 1.54%		
Matria Healthcare, Inc. (a)	12,900	467,625
Services - Management & Consulting Services - 2.96%		
Navigant Consulting, Inc. (a)	25,000	483,500
Resources Connection, Inc. (a)	14,400	417,600
		901,100
Services - Miscellaneous Amusement & Recreation - 1.09%		
Kerzner International Ltd. (a) (b)	3,020	172,291
Penn National Gaming, Inc. (a)	4,700	160,176
		332,467
Services - Motion Picture & Video Tape Production - 1.54%		
Lions Gate Entertainment Corp. (a)	49,015	468,093
Services - Prepackaged Software - 7.89%		
Captiva Software Corp. (a)	12,600	239,148
Epicor Software Corp. (a)	34,005	453,627
Phoenix Technologies LTD. (a)	18,750	140,062
Rightnow Technologies, Inc. (a)	26,720	308,082
Salesforce Com, Inc. (a)	19,505	376,837
Scansoft, Inc. (a)	73,350	361,615
Transaction Systems Architects, Inc. (a)	10,900	291,902
Witness Systems, Inc. (a)	12,650	228,965
		2,400,238
State Commercial Banks - 3.55%		
Bank of the Ozarks, Inc.	2,650	88,377
Mainsource Financial Group	10,645	193,845
Placer Sierra Bancshares	3,125	83,531
Prosperity Bancshares, Inc.	5,000	146,100
UCBH Holdings, Inc.	7,300	139,211
Wintrust Financial Corp.	8,350	430,359
		1,081,423

StoneRidge Funds
StoneRidge Small Cap Growth Fund
Schedule of Investments - Continued
August 31, 2005

Common Stocks - 99.48% - continued	**Shares**	**Value**
Surety Insurance - 0.96%		
Assured Guaranty LTD.	13,100	$ 293,440
Surgical & Medical Instruments & Apparatus - 1.14%		
Advanced Medical Optics, Inc. (a)	7,650	301,104
Vasogen, Inc. (a)	21,595	45,134
		346,238
Television Broadcasting Stations - 0.50%		
Sinclair Broadcast Group, Inc.	16,300	153,057
Water Transportation - 1.20%		
Omi Corp.	19,100	365,383
Wholesale - Drugs, Proprietaries & Druggists' Sundries - 1.81%		
Allscripts Healthcare Solutions, Inc. (a)	12,597	223,975
First Horizon Pharmaceutical Corp. (a)	15,800	326,586
		550,561
TOTAL COMMON STOCKS (Cost $27,651,051)		30,279,721
Money Market Securities - 0.90%		
Huntington Money Market Fund - Investment Shares, 2.40% (c)	272,728	272,728
TOTAL MONEY MARKET SECURITIES (Cost $272,728)		272,728
TOTAL INVESTMENTS (Cost $27,923,779) - 100.38%		$ 30,552,449
Liabilities in excess of other assets (0.38)%		(114,188)
TOTAL NET ASSETS - 100.00%		$ 30,438,261

(a) Non-income producing.
(b) American Depositary Receipt.
(c) Variable Rate Security; the coupon rate shown represents the rate at August 31, 2005.

StoneRidge Funds
Statements of Assets and Liabilities
August 31, 2005

	StoneRidge Equity Fund	StoneRidge Small Cap Growth Fund
Assets:		
Investments in securities		
At cost	$ 2,809,890	$ 27,923,779
At value	$ 3,023,273	$ 30,552,449
Receivable for investments sold	41,601	387,474
Receivable due from advisor	9,130	-
Dividends receivable	5,334	5,517
Prepaid expenses	262	548
Interest receivable	225	1,652
Receivable for fund shares sold	2	458
Total assets	3,079,827	30,948,098
Liabilities:		
Payable for fund shares redeemed	-	77,791
Payable for investments purchased	-	394,643
Accrued advisory fees	-	13,841
Accrued trustee and CCO fees	715	699
Payable to other affiliate	5,000	5,780
Other accrued expenses	5,465	17,083
Total liabilities	11,180	509,837
Net Assets:	$ 3,068,647	$ 30,438,261
Net Assets consist of:		
Paid in capital	$ 3,334,337	$ 36,584,859
Accumulated net realized (loss) on investments	(479,073)	(8,775,268)
Net unrealized appreciation on investments	213,383	2,628,670
Net Assets:	$ 3,068,647	$ 30,438,261
Shares outstanding (unlimited number of shares authorized)	508,929	4,761,215
Net asset value and offering price per share	$ 6.03	$ 6.39
Redemption price per share (a)	$ 5.91	$ 6.26

(a) The redemption price per share reflects a redemption fee of 2.00% on shares redeemed within 30 days of purchase.

StoneRidge Funds
Statements of Operations
Fiscal year ended August 31, 2005

	StoneRidge Equity Fund	StoneRidge Small Cap Growth Fund
Investment Income		
Dividend income (Net of foreign withholding taxes of $0 and $652, respectively)	$ 126,993	$ 71,477
Interest income	2,358	7,951
Total Income	129,351	79,428
Expenses		
Investment advisor fee (Note 3)	37,983	295,784
Administration expenses	30,000	31,650
Transfer agent expenses	16,208	17,334
Fund accounting expenses	17,008	19,722
Legal expenses	13,608	16,087
Trustee and officer expenses	10,872	8,693
Pricing expenses	5,666	7,326
Registration expenses	5,028	1,236
Auditing expenses	1,964	14,556
Custodian expenses	5,502	14,751
Printing expenses	1,054	5,122
Miscellaneous expenses	672	-
Insurance expenses	645	1,434
Total Expenses	146,210	433,695
Expenses waived/reimbursed by advisor (Note 3)	(89,167)	(63,966)
Total operating expenses	57,043	369,729
Net Investment Income (Loss)	72,308	(290,301)
Realized & Unrealized Gain		
Net realized gain on investment securities	1,115,378	2,985,815
Change in unrealized appreciation (depreciation) on investment securities	(26,630)	3,007,510
Net realized and unrealized gain on investment securities	1,088,748	5,993,325
Net increase in net assets resulting from operations	$ 1,161,056	$ 5,703,024

StoneRidge Funds
Statements of Changes in Net Assets

	StoneRidge Equity Fund		StoneRidge Small Cap Growth Fund	
Increase (Decrease) in Net Assets	Year ended August 31, 2005	Year ended August 31, 2004	Year ended August 31, 2005	Year ended August 31, 2004
Operations:				
Net investment income (loss)	$ 72,308	$ 36,865	$ (290,301)	$ (292,489)
Net realized gain on investment securities	1,115,378	891,039	2,985,815	4,944,665
Change in net unrealized appreciation (depreciation)	(26,630)	(164,413)	3,007,510	(3,034,654)
Net increase in net assets resulting from operations	1,161,056	763,491	5,703,024	1,617,522
Distributions:				
From net investment income	(73,714)	(27,168)	-	-
From net realized gain	(870,807)	-	-	-
Total distributions	(944,521)	(27,168)	-	-
Capital Share Transactions:				
Proceeds from shares sold	615,717	1,341,849	1,328,978	2,452,647
Reinvestment of distributions	936,596	27,168	-	-
Amount paid for shares repurchased	(7,790,796)	(1,021,414)	(3,011,045)	(10,828,434)
Net increase (decrease) in net assets resulting from share transactions	(6,238,483)	347,603	(1,682,067)	(8,375,787)
Total Increase (Decrease) in Net Assets	(6,021,948)	1,083,926	4,020,957	(6,758,265)
Net Assets:				
Beginning of year	9,090,595	8,006,669	26,417,304	33,175,569
End of year	$ 3,068,647	$ 9,090,595	$ 30,438,261	$ 26,417,304
Accumulated undistributed net investment income included in net assets at end of period	$ -	$ 33,460	$ -	$ -
Capital Share Transactions:				
Shares sold	99,584	225,235	219,721	430,484
Shares issued in reinvestment of distributions	153,726	4,536	-	-
Shares repurchased	(1,290,357)	(173,371)	(506,878)	(1,919,228)
Net increase (decrease) from capital share transactions	(1,037,047)	56,400	(287,157)	(1,488,744)

StoneRidge Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented

	StoneRidge Equity Fund													
	Year ended August 31, 2005			Year ended August 31, 2004			Year ended August 31, 2003			Year ended August 31, 2002			Year ended August 31, 2001	
Selected Per Share Data														
Net asset value, beginning of period	$	5.88	$	5.38		$	4.64		$	7.48		$	13.68	
Income from investment operations														
Net investment income		0.09		0.02	(a)		0.02	(a)		0.02	(a)		0.01	(a)
Net realized and unrealized gain (loss)		0.68		0.50			0.72			(2.50)			(3.10)	
Total from investment operations		0.77		0.52			0.74			(2.48)			(3.09)	
Less Distributions to Shareholders:														
From net investment income		(0.05)		(0.02)			-			(0.01)			(0.03)	
From net realized gain		(0.57)		-			-			(0.35)			(3.08)	
Total distributions		(0.62)		(0.02)			-			(0.36)			(3.11)	
Paid in capital from redemption fees (b)	$	-	$	-		$	-		$	-		$	-	
Net asset value, end of period	$	6.03	$	5.88		$	5.38		$	4.64		$	7.48	
Total Return (c)		12.97%		9.83%			15.95%			-34.63%			-25.80%	
Ratios and Supplemental Data														
Net assets, end of period (000)	$	3,069	$	9,091		$	8,007		$	3,318		$	4,209	
Ratio of expenses to average net assets		0.90%		0.90%			0.90%			0.90%			0.90%	
Ratio of expenses to average net assets before waivers & reimbursements		2.31%		1.77%			2.78%			2.73%			2.39%	
Ratio of net investment income to average net assets		1.14%		0.42%			0.51%			0.26%			0.10%	
Ratio of net investment income (loss) to average net assets before waivers & reimbursements		(0.27)%		(0.45)%			(1.37)%			(1.56)%			(1.38)%	
Portfolio turnover rate		113.07%		111.72%			122.29%			51.64%			105.93%	

(a) Net investment income per share is based on average shares outstanding during the period
(b) Redemption fees resulted in less than $0.005 per share
(c) Total return in the above table represents the rate that the investor would have earned on an investment in the Fund, assuming reinvestment of dividends

StoneRidge Funds
Financial Highlights

The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented

	StoneRidge Small Cap Growth Fund				
	Year ended August 31, 2005	Year ended August 31, 2004	Year ended August 31, 2003	Year ended August 31, 2002	Year ended August 31, 2001
Selected Per Share Data					
Net asset value, beginning of period	$ 5.23	$ 5.07	$ 3.76	$ 6.07	$ 17.01
Income from investment operations					
Net investment (loss)	(0.06)	(0.05) (a)	(0.04) (a)	(0.05) (a)	(0.07) (a)
Net realized and unrealized gain (loss)	1.22	0.21	1.35	(2.26)	(5.57)
Total from investment operations	1.16	0.16	1.31	(2.31)	(5.64)
Less Distributions to Shareholders:					
From net investment income	-	-	-	-	-
From net realized gain	-	-	-	-	(5.30)
Total distributions	-	-	-	-	(5.30)
Paid in capital from redemption fees (b)	$ -	$ -	$ -	$ -	$ -
Net asset value, end of period	$ 6.39	$ 5.23	$ 5.07	$ 3.76	$ 6.07
Total Return (c)	22.18%	3.16%	34.84%	-38.06%	-35.96%
Ratios and Supplemental Data					
Net assets, end of period (000)	$ 30,438	$ 26,417	$ 33,176	$ 23,090	$ 20,782
Ratio of expenses to average net assets	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets before waiver & reimbursement	1.47%	1.43%	1.47%	1.52%	1.53%
Ratio of net investment income (loss) to average net assets	(0.98)%	(0.96)%	(0.97)%	(1.00)%	(0.91)%
Ratio of net investment income (loss) to average net assets before waiver & reimbursement	(1.20)%	(1.14)%	(1.19)%	(1.27)%	(1.19)%
Portfolio turnover rate	119.62%	119.36%	105.64%	71.97%	146.06%

(a) Net investment income per share is based on average shares outstanding during the period
(b) Redemption fees resulted in less than $0.005 per share
(c) Total return in the above table represents the rate that the investor would have
earned on an investment in the Fund, assuming reinvestment of dividends

NOTE 1. ORGANIZATION

The StoneRidge Equity Fund (the "Equity Fund") and the StoneRidge Small Cap Growth Fund (the "Small Cap Growth Fund") (collectively, the "Funds") were organized as diversified series of Unified Series Trust (the "Trust") on December 18, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. Each Fund is one of a series of funds currently authorized by the Trustees. The investment objective of the StoneRidge Equity Fund is long-term capital appreciation. The investment objective of the StoneRidge Small Cap Growth Fund (formerly the StoneRidge Small Cap Equity Fund) is long-term capital growth. The investment advisor of each Fund is StoneRidge Investment Partners, LLC (the "Advisor").

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

Securities Valuation - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Federal Income Taxes – The Funds make no provision for federal income tax. The Funds' policy is to continue to qualify each year as "regulated investment companies" under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing all of their taxable income. If the required amount of net investment income is not distributed, the Funds could incur a tax expense.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

Dividends and Distributions- The Equity Fund and Small Cap Growth Fund intend to distribute all of their net investment income as dividends to shareholders on at least an annual basis. The Funds intend to distribute net realized long-term capital gains and net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the fiscal year ended August 31, 2005, distributions from current year earnings and profits in excess of net investment income in the amount of $863,690 for the Equity Fund were reclassified to paid in capital. For the fiscal year ended August 31, 2005, net investment loss of $290,301 for the Small Cap Growth Fund was reclassified to paid in capital.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor is StoneRidge Investment Partners, L.L.C. Under the terms of the management agreements (the "Agreements"), the Advisor manages each Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, each Fund is obligated to pay the Advisor a fee (based on average daily net assets) computed and accrued daily and paid monthly at the following annual rates: Equity Fund, 0.60% and Small Cap Growth Fund, 1.00%. For the fiscal year ended August 31, 2005, before the waivers and reimbursements disclosed below, the Advisor earned a fee of $37,983 from the Equity Fund and $295,784 from the Small Cap Growth Fund.

The Advisor has contractually agreed to waive fees and/or reimburse expenses through August 31, 2006 to maintain each Fund's total operating expenses, excluding brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses, as a percentage of average daily net assets, as follows: Equity Fund, 0.90% and Small Cap Growth Fund, 1.25%. These agreements have been renewed for the period of September 1, 2005 through August 31, 2006. For the fiscal year ended August 31, 2005, the Advisor waived fees and/or reimbursed expenses of $83,758 for the Equity Fund and $63,966 for the Small Cap Growth Fund. At August 31, 2005, the Advisor owed the Equity Fund $9,130 and was owed $13,841 from the Small Cap Growth Fund.

The Trust retains Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage each Fund's business affairs and to provide the Funds with administrative services, including all regulatory reporting and necessary office equipment and personnel. Unified receives a monthly fee from each Fund equal to an annual average rate of 0.10% of the Fund's average daily net assets up to $50 million dollars, 0.07% of the Fund's average daily net assets from $50 million to $100 million, 0.05% of the Fund's average daily net assets from $100 million to $150 million and 0.03% of the Funds' average daily net assets over $150 million (subject to a $2,500 minimum monthly fee). For the fiscal year ended August 31, 2005, Unified earned fees of $30,000 for administrative services provided to the Equity Fund and $31,650 for administrative services provided to the Small Cap Growth Fund.

The Trust retains Unified to act as each Fund's transfer agent and to provide each Fund with fund accounting services. For its services as transfer agent, Unified receives a monthly fee from each Fund of $1.25 per shareholder (subject to a minimum monthly fee of $1,250 per Fund plus out-of-pocket expenses, subject to discounts based on average net assets).

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES – continued

For the fiscal year ended August 31, 2005, Unified earned fees and reimbursement of out-of-pocket expenses of $12,889 and $17,334 for the Equity Fund and Small Cap Growth Fund, respectively, for transfer agent services provided to the Funds and $3,319 and $0 from the Equity Fund and Small Cap Growth Fund, respectively, in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Funds. For its services as fund accountant, Unified receives an annual fee from each Fund equal to 0.05% of each Fund's assets up to $50 million, 0.04% of each Fund's assets from $50 million to $100 million, and 0.03% of each Fund's assets from $100 million to $150 million, and 0.02% over $150 million (subject to a monthly minimum fee of $1,667 per month, subject to discounts based on average net assets). For the fiscal year ended August 31, 2005, Unified earned fees of $17,008 for fund accounting services provided to the Equity Fund and $19,722 for fund accounting services provided to the Small Cap Growth Fund. At August 31, 2005, the Equity Fund and the Small Cap Growth Fund had net payables due to Unified in the amounts of $5,000 and $5,780, respectively.

A trustee and officers of the Trust are members of management and/or employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent of Unified.

Unified Financial Securities, Inc. (the "Distributor") acts as the principal distributor of each Fund's shares. There were no payments made to Unified Financial Securities, Inc. by the Funds for the fiscal year ended August 31, 2005. Unified Fund Services, Inc. and Unified Financial Securities, Inc. are wholly owned subsidiaries of Unified Financial Services, Inc. A Trustee and certain officers of the Trust are an officer of the Distributor and/or have an ownership interest in Unified Financial Services, Inc. (the parent company of the Distributor). As a result, those persons may be deemed to be affiliates of the Distributor.

NOTE 4. INVESTMENTS

For the fiscal year ended August 31, 2005, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

	Equity Fund	Small Cap Growth Fund
Purchases		
U.S. Government Obligations	$ -	$ -
Other	7,268,849	34,627,333
Sales		
U.S. Government Obligations	$ -	$ -
Other	14,179,477	36,450,498

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2005, SEI Private Trust Co. held 35.44% of the Equity Fund in an omnibus account for the benefit of others. As of August 31, 2005, Charles Schwab & Company held 32.63% of the Small Cap Growth Fund in an omnibus account for the benefit of others.

NOTE 7. CAPITAL LOSS CARRYFORWARDS

At August 31, 2005, the Equity Fund and the Small Cap Growth Fund had available for federal tax purposes unused capital loss carryforwards of $445,043 and $8,684,008, respectively. These carryforwards expire as follows:

Expires August 31,	Equity Fund	Small Cap Fund
2010	$ 319,626	$ -
2011	125,417	3,609,905
2012	-	5,074,103

Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 8. DISTRIBUTIONS TO SHAREHOLDERS

Equity Fund For the fiscal year ended August 31, 2005, the Equity Fund paid an income distribution of $0.0484 per share to shareholders of record on December 28, 2004. On February 25, 2005 the Equity Fund paid capital gain distributions of $0.5666 to shareholders of record on February 24, 2005.

The tax character of distributions paid during fiscal years ended August 31, 2005 and 2004 was as follows.

Distributions paid from:	2005	2004
Ordinary income	$ 73,714	$ 27,168
Short-term Capital Gain	91,753	-
Long-term Capital Gain	779,054	-
	$ 944,521	$ 27,168

Small Cap Growth Fund There were no distributions during the fiscal years ended August 31, 2005 and 2004.

As of August 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

To The Shareholders and
Board of Trustees of
StoneRidge Funds

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the StoneRidge Funds (the "Funds") comprising the StoneRidge Equity Fund and the StoneRidge Small Cap Growth Fund (each a series of the Unified Series Trust) as of August 31, 2005, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to August 31, 2004 were audited by McCurdy & Associates CPA's, Inc., whose audit practice was acquired by Cohen McCurdy, Ltd. McCurdy & Associates CPA's, Inc. expressed unqualified opinions on those highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of August 31, 2005, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of each of the StoneRidge Funds as of August 31, 2005, the results of their operations for the year then ended, and the changes in their net assets and their financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Cohen McCurdy, Ltd.
Westlake, Ohio
October 20, 2005

TRUSTEES AND OFFICERS (UNAUDITED)

Independent Trustess

Name, Address*, (Date of Birth), Position with Fund Complex, Term of Position with Trust**	**Principal Occupation During Past 5 Years and Other Directorships**
Gary E. Hippenstiel (1947) Independent Trustee, December 2002 to present	Director, Vice President and Chief Investment Officer of Leg Trust Company, N.A. since 1992; Trustee of AmeriPr Advisors Trust since July 2002; Trustee of Access Varia Insurance Trust since April 2003 to July 2005; Trustee AmeriPrime Funds from 1995 to July 2005; Trustee of CC Funds from June 2003 to March 2005.
Stephen A. Little (1946) Chairman, December 2004 to present; Independent Trustee, December 2002 to present	President and founder of The Rose, Inc., a registered investm advisor, since April 1993; Trustee of AmeriPrime Advisors T since November 2002; Trustee of AmeriPrime Funds fr December 2002 to July 2005; Trustee of CCMI Funds from J 2003 to March 2005.
Daniel J. Condon (1950) Independent Trustee, December 2002 to present	President of International Crankshaft Inc., an automot equipment manufacturing company, since 2004, Vice Presid and General Manager from 1990 to 2003; Trustee of AmeriPr Advisors Trust since November 2002; Trustee of The Unit Funds from 1994 to 2002; Trustee of Firstar Select Funds, a RE mutual fund, from 1997 to 2000; Trustee of AmeriPrime Fu from December 2002 to July 2005; Trustee of CCMI Funds fr June 2003 to March 2005.

Interested Trustees and Principal officers

Name, Address*, (Date of Birth), Position with Fund Complex, Term of Position with Trust**	**Principal Occupation During Past 5 Years and Other Directorships**
Ronald C. Tritschler (1952)*** Trustee, December 2002 to present	Chief Executive Officer, Director and Legal Counsel of T Webb Companies, a national real estate company, since 20 Executive Vice President and Director from 1990 to 20 Director of First State Financial since 1998; Director, V President and Legal Counsel of The Traxx Companies, an ow and operator of convenience stores, since 1989; Trustee AmeriPrime Advisors Trust since November 2002; Trustee AmeriPrime Funds from December 2002 to July 2005; Trustee CCMI Funds from June 2003 to March 2005.
Anthony J. Ghoston (1959) President, July 2004 to present	President of Unified Fund Services, Inc., the Tru administrator, since June 2005, Executive Vice President fr June 2004 to June 2005, Senior Vice President from April 20 to June 2004; Senior Vice President and Chief Informat Officer of Unified Financial Services, Inc., the parent comp of the Trust's administrator and distributor, from 1997 November 2004; President of AmeriPrime Advisors Trust si July 2004; President of AmeriPrime Funds from July 2004 July 2005; President of CCMI Funds from July 2004 to Ma 2005.
Freddie Jacobs, Jr., CPA (1970)**** Chief Financial Officer and Treasurer, July 2005 to present; Secretary, September 2004 to June 2005	Vice President of Unified Fund Services, Inc., the Tru administrator, since December 2003; Assistant Vice Presiden U.S. Bancorp Fund Services LLC from 2000 to December 20 Trust Officer from 1998 to 2000; Chief Financial Officer a Treasurer of AmeriPrime Advisors Trust since July 20 Secretary of AmeriPrime Funds and AmeriPrime Advisors T from September 2004 to June 2005; Secretary of CCMI Fu from September 2004 to March 2005; Principal Account Officer of Lindbergh Funds from February 2004 to Febru 2005.

Lynn E. Wood (1946) Chief Compliance Officer, October 2004 to present	Chief Compliance Officer of AmeriPrime Advisors Trust si October 2004; Chief Compliance Officer of AmeriPrime Fu from October 2004 to July 2005; Chief Compliance Office CCMI Funds from October 2004 to March 2005; Cl Compliance Officer of Unified Financial Securities, Inc., Trust's distributor, since December 2004 and from 1997 to 20 Chairman from 1997 to December 2004, President from 199 2000; Director of Compliance of Unified Fund Services, Inc., Trust's administrator, from October 2003 to September 20 Chief Compliance Officer of Unified Financial Services, Inc., parent company of the Trust's administrator and distributor, f 2000 to 2004.
Heather A. Barnes (1975)**** Secretary, July 2005 to present	Employed by Unified Fund Services, Inc., the Tru administrator, since January 2004 and from December 199 January 2002; Regional Administrative Assistant of The Stand Register Company from February 2003 to January 2004; F time student at Indiana University from January 2002 to J 2002; Secretary of AmeriPrime Advisors Trust since July 2005

* The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** Fund Complex refers to AmeriPrime Advisors Trust and Unified Series Trust. The Fund Complex currently consists of 28 series.

*** Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the distributor of certain series in the Fund Complex.

**** Effective as of July 1, 2005, the Board appointed Mr. Jacobs as CFO and Treasurer of the Trust to fill the vacancy created by the resignation of Mr. Thomas Napurano. The Board also appointed Ms. Barnes (previously Assistant Secretary) as Secretary of the Trust.

OTHER INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds' voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by (1) calling the Funds at (800) 441-6978; and (2) from Funds' documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov .

The Funds' Statement of Additional Information ("SAI") includes information about the trustees and is available, without charge, upon request. You may call toll-free (800) 441-6978 to request a copy of the SAI or to make shareholder inquiries.

MANAGEMENT AGREEMENT APPROVAL (UNAUDITED)

Renewal of the management agreements between the Advisor and the Trust (the "Agreement"), on behalf of StoneRidge Equity Fund (the "Equity Fund") and StoneRidge Small Cap Growth Fund (the "Small Cap Fund") (collectively, the "StoneRidge Funds"), was approved by the Board, including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Agreement (the "Independent Trustees"), at an in-person meeting held March 13-14, 2005. Prior to the meeting, the Trustees received and reviewed materials provided by the Advisor, including current financial statements and Form ADV Part II of the Advisor, and the Advisor's response to the Section 15(c) letter sent to the Advisor by Fund counsel describing the Advisor's current business and compliance activities (the "Report"). At the meeting, the Board reviewed with legal counsel a memorandum regarding their duties with respect to approval of the contract and the factors they should consider in deciding to approve the contract.

As to the nature, extent and quality of the services provided by the Advisor, the Board reviewed information provided in the Report regarding the Advisor's business, personnel and management style. The Trustees also reviewed a description of the Advisor's compliance program, which included a discussion of the Advisor's policies and procedures regarding best execution, trade allocation, soft dollars, Code of Ethics and insider trading, and a representation from the Advisor that it is not involved in any material legal proceedings or securities enforcement proceedings.

As to the investment performance of the Advisor, the Trustees reviewed performance and expense analyses prepared by Unified that compared each StoneRidge Fund's performance, investment advisory fee and total fund expenses (after reimbursement by the Advisor) to those of other mutual funds with similar investment objectives, management styles and assets under management (the "peer group").

The Board then contacted Ms. Holly Butson, Chief Operating and Compliance Officer, and Mr. Phillip Brown, Managing Director and Portfolio Manager, of the Advisor. At the Board's request, Ms. Butson advised the Board of changes in personnel at the Advisor, stating that the firm has added staff to its compliance team and its small cap composite team. She added that the core team has been together since 1990 and currently manages $600 million in client assets. Ms. Butson also added that the firm engages in soft dollar arrangements by allocating Fund brokerage to brokers who provide research services to the Advisor, but only with respect to items that meet the SEC Staff's proposed new definition of "research services." She pointed out that any items not included in this definition were paid for with hard dollars by the Advisor. The Trustees noted that the Advisor's soft dollar arrangements appeared to be consistent with industry practice.

StoneRidge Equity Fund. As to the investment performance of the Equity Fund and the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Equity Fund, the Trustees considered the fact that the Advisor has agreed to cap the Equity Fund's total expenses. Based on the expense analysis prepared by Unified, the Trustees noted that the Equity Fund's total expense ratio (after waiver and reimbursement by the Advisor) is lower than the expense ratio of its peer group (0.90% compared to an average of 1.66% for the peer group). The Trustees also noted that the Equity Fund's management fee is lower than its peer group's, and that the Advisor has agreed to continue capping expenses. The Trustees reviewed the Equity Fund's total returns and found that its 12-month and year-to-date total return as of 12/30/04 was comparable to its benchmark, the S&P 500 Index. Based on these factors (with no one

factor being determinative), the Trustees unanimously determined that the continuance of the management agreement was in the best interests of the Equity Fund and its shareholders.

StoneRidge Small Cap Growth Fund. As to the investment performance of the Small Cap Fund and the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Small Cap Fund, the Trustees considered the fact that the Advisor has agreed to cap the Small Cap Fund's total expenses. The Trustees considered the fact that the Small Cap Fund's total expense ratio (after waiver and reimbursement by the Advisor) is lower than the expense ratio of its peer group (1.25% compared to an average of 1.66% for the peer group). The Trustees also considered that the Advisor has agreed to continue capping expenses. The Trustees reviewed the Small Cap Fund's total return and found that its 12-month and year-to-date total return as of 12/30/04 slightly trailed its benchmark, the Russell 2000 Growth Index. Based on these factors (with no one factor being determinative), the Trustees unanimously determined that the continuance of the management agreement was in the best interests of the Small Cap Fund and its shareholders.

INVESTMENT ADVISOR
StoneRidge Investment Partners, L.L.C.
7 Great Valley Pkwy, Suite 290
Malvern, PA 19355

DISTRIBUTOR
Unified Financial Securities, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
826 Westpoint Pkwy, Suite 1250
Westlake, OH 44145

LEGAL COUNSEL
Thompson Coburn, LLP
One US Bank Plaza
St. Louis, MO 63101

CUSTODIAN
Huntington National Bank
41 South Street
Columbus, OH 43125

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT
Unified Fund Services, Inc.
431 N. Pennsylvania Street
Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Funds' prospectus which contains information about the Funds' management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc. Member NASD/SIPC

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.

(c) Amendments:

During the period covered by the report, there have not been any amendments to the provisions of the Funds' code of ethics, but the Advisors have adopted a new Code of Ethics. We will provide it to any person who requests it, free of charge pursuant to Item 2 (f)(3).

(d) Waivers:

During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) Not Applicable

(f) A copy of the Code of Ethics may be provided, without charge, upon request. You may call toll-free (800) 441-6978 to request a copy of the Code of Ethics.

Item 3. Audit Committee Financial Expert.

(a) The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The Board of Trustees has determined that, although none of its members meet the technical definition of an audit committee financial expert, the Board of Trustees has sufficient financial expertise to adequately perform its duties without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a) <u>**Audit Fees**</u>

FY 2005	$ 15,755
FY 2004	$ 20,668

(b) **Audit-Related Fees**

	Registrant
FY 2005	N/A
FY 2004	N/A
Nature of the fees:	

(c) **Tax Fees**

	Registrant
FY 2005	$ 1,800
FY 2004	$ 2,025
Nature of the fees:	Preparation of the 1120-RICs

(d) **All Other Fees**

	Registrant
FY 2005	$0
FY 2004	$0
Nature of the fees:	

(e) (1) **Audit Committee's Pre-Approval Policies**

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors' specific representations as to their independence;

(2) **Percentages of Services Approved by the Audit Committee**

	Registrant
Audit-Related Fees:	100%
Tax Fees:	100%
All Other Fees:	N/A

(f) During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant
FY 2005	$ 0
FY 2004	$ 0

(h) Not applicable. The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE

Item 6. Schedule of Investments. NOT APPLICABLE – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders. NOT APPLICABLE
The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11. Controls and Procedures.
(a) Based on an evaluation of the registrant's disclosure controls and procedures as of October 5, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code is filed herewith

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By /s/ Anthony Ghoston
Anthony Ghoston, President

Date November 9, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Anthony Ghoston
Anthony Ghoston, President

Date November 9, 2005

By /s/ Freddie Jacobs, Jr.
Freddie Jacobs, Jr., Chief Financial Officer and Treasurer

Date November 7, 2005